Income Taxes - Summary of Income Tax Provision (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current income tax provisions:
Federal			$ 0	$ 0
State			0	0
Foreign			321	338
Current income tax provision			321	338
Deferred income tax expense (benefit):
Federal			0	0
State			0	0
Foreign			79	(4)
Deferred income tax expense (benefit)			79	(4)
Total income tax provision	$ 700	$ 105	$ 400	$ 334